Provision for Income Taxes - Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate					21.00%	21.00%	21.00%
State income tax rate, net of federal impact					3.87%	3.94%	4.28%
Uncertain tax positions					2.16%	1.63%	1.33%
Goodwill non-deductible impairment charges					0.00%	0.00%	(4.84%)
Tax deficiencies related to stock-based compensation					(0.81%)	(3.18%)	(3.07%)
Tax credits					0.38%	0.41%	0.49%
CARES Act					0.94%	35.98%	0.00%
Valuation Allowance					(48.01%)	(7.74%)	0.00%
Canadian Branch Earnings					1.60%	0.78%	0.90%
Other					0.47%	2.35%	(0.34%)
Total	0.70%	171.30%	0.60%	37.90%	(18.40%)	55.17%	19.75%